Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Cash dividend declared per share (usd per share)	$ 2.33	$ 2.12	$ 2.05